Related party transactions (Details 2)	12 Months Ended
	Sep. 30, 2023 CNY (¥) ft²	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Annual rent in USD		$ 66,116	$ 88,847	$ 86,556
Zhejiang Tantech Bamboo Technology Co., Limited [Member] | Lease No 1 [Member]
Annual rent in USD		$ 23,940
Lease begin date	Aug. 01, 2021	Aug. 01, 2021
Lease end date	Jul. 31, 2031	Jul. 31, 2031
Leasing purpose	Factory building	Factory building
Area (in square meters) | ft²	1,180	1,180
Zhejiang Tantech Bamboo Technology Co., Limited [Member] | Lease No 2 [Member]
Annual rent in USD		$ 59,750
Lease begin date	Jul. 14, 2021	Jul. 14, 2021
Lease end date	Jul. 13, 2031	Jul. 13, 2031
Leasing purpose	Factory building	Factory building
Area (in square meters) | ft²	1,914	1,914
Zhejiang Tantech Bamboo Technology Co., Limited [Member] | Lease No 3 [Member]
Annual rent in USD		$ 18,691
Lease begin date	Mar. 01, 2023	Mar. 01, 2023
Lease end date	Feb. 29, 2028	Feb. 29, 2028
Leasing purpose	Office	Office
Area (in square meters) | ft²	479	479
Zhejiang Tantech Bamboo Technology Co., Limited [Member] | Operating Lease From Related Parties [Member]
Annual rent RMB		$ 722,120
Annual rent in USD		$ 102,381
Area (in square meters) | ft²	3,573	3,573
Zhejiang Tantech Bamboo Technology Co., Limited [Member] | Lease No 1 [Member] | RMB [Member]
Annual rent RMB | ¥	¥ 168,854
Zhejiang Tantech Bamboo Technology Co., Limited [Member] | Lease No 2 [Member] | RMB [Member]
Annual rent RMB | ¥	421,431
Zhejiang Tantech Bamboo Technology Co., Limited [Member] | Lease No 3 [Member] | RMB [Member]
Annual rent RMB | ¥	¥ 131,835
Zhejiang Yili Yuncang Holding Group Co., Ltd [Member] | Lease No 1 [Member]
Annual rent RMB		$ 9,795
Annual rent in USD		$ 1,389
Lease begin date	Aug. 01, 2023	Aug. 01, 2023
Lease end date	Jul. 31, 2025	Jul. 31, 2025
Leasing purpose	Office	Office
Area (in square meters) | ft²	15	15